TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of detailed information about assumptions used in estimation of insurance reserves (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension insurance - Temporary Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	-	B-85 and MI-85
Mortality technical rate in soles used in estimation of insurance reserves		3.00%
Pension insurance - Definitive Regime [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in soles vac used in estimation of insurance reserves	1.70%	2.41%
Mortality technical rate in Nominal dollars used in estimation of insurance reserves	3.68%	4.26%
Pension insurance - Definitive Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 adjusted and MI-85	B-85 adjusted and MI-85
Mortality technical rate in us dollars used in estimation of insurance reserves		2.41%
Mortality technical rate in soles vac used in estimation of insurance reserves	1.70%	3.00%
Mortality technical rate in Nominal dollars used in estimation of insurance reserves	3.68%	4.26%
Mortality technical rate in adjusted soles used in estimation of insurance reserves	5.25%	5.67%
Mortality technical rate in adjusted dollars used in estimation of insurance reserves	3.68%	4.26%
Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017- and SPP-I-2017	SPP-S-2017-and SPP-I-2017
Mortality technical rate in us dollars used in estimation of insurance reserves		0.94%
Mortality technical rate in soles vac used in estimation of insurance reserves	3.672%	3.771%
Pension insurance - SCTR (Longevity)
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	-	SPP-S-2017 and SPP-I-2017
Mortality technical rate in soles vac used in estimation of insurance reserves		3.771%
Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	CSO 80 adjusted	CSO 80 adjusted
Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I- 2017	SPP-S-2017 and SPP-I- 2017
Minimum | Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles vac used in estimation of insurance reserves	2.734%	(2.83%)
Minimum | Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	4.00%	4.00%
Minimum | Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	3.21%	3.81%
Mortality technical rate in soles used in estimation of insurance reserves	2.50%	2.50%
Maximum | Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles vac used in estimation of insurance reserves	3.648%	3.816%
Maximum | Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	5.00%	5.00%
Maximum | Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	7.96%	7.99%
Mortality technical rate in soles used in estimation of insurance reserves	5.25%	5.25%